Risk Report - Nontrading Market Risk Exposures - Economic Capital Usage by risk type (Detail) - Economic capital usage [Member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Carrying Value and Economic Capital Usage for Nontrading Market Risk Portfolios [line items]
Interest rate risk	€ 1,416	€ 1,743
Credit spread risk	271	722
Equity and investment risk	1,239	1,431
Foreign exchange risk	1,713	1,509
Pension risk	1,588	1,174
Guaranteed funds risk	68	49
Nontrading market risk portfolios	€ 6,295	€ 6,628